Combined Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Computation of Earnings Per Share

Earnings per share for total operations for the six months were calculated as follows:

	2018	2017
Combined EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,039	3,110
Average number of combined share units (millions of units)	2,727.3	2,834.4
Combined EPS – basic (€)	1.11	1.10

Combined EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,039	3,110
Adjusted average number of combined share units (millions of units)	2,737.3	2,845.7
Combined EPS – diluted (€)	1.11	1.09

Underlying EPS
Net profit attributable to shareholder’s equity (€ million)	3,039	3,110
Post tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	287	96
Underlying profit attributable to shareholders’ equity (€ million)	3,326	3,206
Adjusted average number of combined share units (millions of units)	2,737.3	2,845.7
Underlying EPS – diluted (€)	1.22	1.13

Summary of Movements in Shares

During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2017 (net of treasury shares)	2,738.9
Shares repurchased under the share buyback programme	(53.0)
Net movement in shares under incentive schemes	(0.3)

Number of shares at 30 June 2018	2,685.6